Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital [Member]	Subscriptions receivable [Member]	Subscriptions received [Member]	Reserves [Member]	Deficit [Member]	Total
Balance at Sep. 30, 2019	$ 205,980	$ (81,980)	$ 0	$ 0	$ (78,717)	$ 45,283
Balance (shares) at Sep. 30, 2019	4,119,600
Private placement	$ 779,924	80,980	147,426	0	0	1,008,330
Private placement (shares)	623,941
Share issue costs	$ (5,243)	0	0	0	0	(5,243)
Share-based compensation	0	0	0	161,300	0	161,300
Net and comprehensive loss	0	0	0	0	(480,377)	(480,377)
Balance at Sep. 30, 2020	$ 980,661	(1,000)	147,426	161,300	(559,094)	729,293
Balance (shares) at Sep. 30, 2020	4,743,541
Private placement	$ 27,924,936	(32,684)	(147,426)	0	0	27,744,826
Private placement (shares)	5,049,021
Finder's fees - cash	$ (1,516,317)	0	0	0	0	(1,516,317)
Finder's fees - broker warrants	(521,000)	0	0	521,000	0	0
Finder's fees - share options	(2,140)	0	0	2,140	0	0
Debt settlement with shares	$ 18,500	0	0	0	0	18,500
Debt settlement with shares (shares)	14,799
Share issue costs	$ (290,309)	0	0	0	0	(290,309)
Special warrant conversion	$ 20,000	0	0	0	0	20,000
Special warrant conversion (shares)	16,000
Warrants exercised	$ 97,400	0	0	0	0	97,400
Warrants exercised (shares)	1,948,000
Shares issued to the University	$ 368,550	0	0	0	0	368,550
Shares issued to the University (shares)	63,000
Share-based compensation	$ 0	0		880,615	0	880,615
Net and comprehensive loss	0	0	0	0	(8,650,763)	(8,650,763)
Balance at Sep. 30, 2021	$ 27,080,281	(33,684)	0	1,565,055	(9,209,857)	19,401,795
Balance (shares) at Sep. 30, 2021	11,834,361
Private placement	$ 4,001,200	33,684	0		0	4,034,884
Private placement (shares)	2,858,000
Finder's fees - cash	$ (539,329)	0	0	0	0	(539,329)
Finder's fees - compensation warrants	(531,000)	0	0	531,000	0	0
Finder's fees - share options	(39,355)	0	0	39,355	0	0
Share issue costs	(260,650)	0	0	0	0	(260,650)
Warrants exercised	$ 1,653,170	0	0	0	0	1,653,170
Warrants exercised (shares)	2,649,800
Compensation warrants exercised	$ 846,277	0	0	(531,000)	0	315,277
Compensation warrants exercised (shares)	225,198
Shares issued to a consultant	$ 27,250	0	0	0	0	27,250
Shares issued to a consultant (shares)	25,000
Share-based compensation	$ 0	0	0	875,056	0	875,056
Net and comprehensive loss	0	0	0	0	(14,964,941)	(14,964,941)
Balance at Sep. 30, 2022	$ 32,237,844	$ 0	$ 0	$ 2,479,466	$ (24,174,798)	$ 10,542,512
Balance (shares) at Sep. 30, 2022	17,592,359